Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 8 — Income Taxes

The total provision for income taxes is comprised of the following:

	For the years ended
	December 31, 2024	December 31, 2023
Current expense	$—	$820,571
Deferred expense	(356,333)	(362,225)
Change in valuation allowance	356,333	362,225
Total provision for income taxes	$—	$820,571

The Company has recorded interest and penalties related to its income tax filings of $57,309 and $0 for the years ending December 31, 2024 and 2023, respectively. As of December 31, 2024, accrued interest and penalties of $57,309 is offset against prepaid income taxes.

The net deferred tax assets and liabilities in the accompanying consolidated balance sheets included the following components:

	December 31, 2024	December 31, 2023
Deferred tax assets	$877,896	$650,822
Net operating loss carryforward	129,259	—
Valuation allowance for deferred tax assets	(1,007,155)	(650,822)
Net deferred tax assets	$—	$—

The Company has federal income tax net operating loss (“NOL”) carryforwards of $615,521 as of December 31, 2024. The net operating losses can be carried forward indefinitely.

The deferred tax assets as of December 31, 2024 and 2023 were comprised of the tax effect of cumulative temporary differences as follows:

	December 31, 2024	December 31, 2023
Capitalized expenses before business combination	$1,007,155	$650,822
Valuation allowance for deferred tax assets	(1,007,155)	(650,822)
Total	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2024 and 2023, the valuation allowance was $1,007,155 and $650,822, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Fines and penalties	(7.55)%	0.22%
Valuation allowance	(13.45)%	16.77%
Income tax provision expense	0.00%	37.99%

The Company files income tax returns with the U.S. federal government. Its tax returns for tax years from 2021 through 2024 continue to be subject to examination by U.S. federal tax authorities.